Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 HKD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2019 HKD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2018 HKD ($) shares $ / shares	Dec. 31, 2020 HKD ($) shares $ / shares	Dec. 31, 2019 HKD ($) shares $ / shares	Dec. 31, 2018 HKD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	13,897,304	13,897,304	56,736,209	56,736,209	53,498,273	53,498,273
Exercised | shares	(7,866,422)	(7,866,422)	(42,091,694)	(42,091,694)
Anti-dilution adjustments | shares					4,731,938	4,731,938
Forfeited | shares	(46,982)	(46,982)	(747,211)	(747,211)	(1,494,002)	(1,494,002)
Number of options outstanding ending balance | shares	5,983,900	5,983,900	13,897,304	13,897,304	56,736,209	56,736,209
Number of options Vested and expected to vest | shares	5,983,900		13,670,469		55,921,341		5,983,900	13,670,469	55,921,341
Number of options exercisable | shares	5,983,900		12,007,012		50,155,161		5,983,900	12,007,012	50,155,161
Number of options non vested | shares	0		1,890,292		6,581,048		0	1,890,292	6,581,048
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0.23		$ 0.19		$ 0.21
Weighted-average grant date fair value options exercised | $ / shares	0.23		0.18
Weighted-average exercise price options forfeited | $ / shares	0.27		0.20		0.24
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0.23		$ 0.23		$ 0.19
Weighted-average exercise price options Vested and expected to vest	$ 0.23		$ 0.23		$ 0.19
Weighted-average exercise price options exercisable | $ / shares	$ 0.23		$ 0.23		$ 0.18
Weighted-average exercise price options non vested	$ 0		$ 0.24		$ 0.25
Weighted-average grant date fair value options outstanding beginning balance	1.92		1.94		2.09
Weighted-average grant date fair value options exercised	1.91		1.97
Weighted-average grant date fair value options forfeited	1.91		2.04		2.05
Weighted-average grant date fair value options outstanding ending balance	1.93		1.92		1.94
Weighted-average grant date fair value options vested and expected to vest	1.93		1.92		1.94
Weighted-average grant date fair value options exercisable	1.93		1.91		1.94
Weighted-average grant date fair value options non vested	$ 0		$ 1.92		$ 1.91
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	26,640,508	26,640,508	36,086,303	36,086,303	26,961,386	26,961,386
Granted | shares	4,992,390	4,992,390	1,993,780	1,993,780	7,777,224	7,777,224
Exercised | shares	(10,026,018)	(10,026,018)	(9,696,202)	(9,696,202)
Anti-dilution adjustments | shares					2,384,714	2,384,714
Forfeited | shares	(455,694)	(455,694)	(1,743,373)	(1,743,373)	(1,037,021)	(1,037,021)
Number of options outstanding ending balance | shares	21,151,186	21,151,186	26,640,508	26,640,508	36,086,303	36,086,303
Number of options Vested and expected to vest | shares	20,097,190		25,329,481		28,604,121		20,097,190	25,329,481	28,604,121
Number of options exercisable | shares	4,762,058		6,065,968		7,252,971		4,762,058	6,065,968	7,252,971
Number of options non vested | shares	16,389,128		20,574,540		28,833,332		16,389,128	20,574,540	28,833,332	26,961,386
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 3.43		$ 2.75		$ 1.89
Weighted-average exercise price options granted | $ / shares	6.44		7.05		6.76
Weighted-average grant date fair value options exercised | $ / shares	2.64		1.78
Weighted-average exercise price options forfeited | $ / shares	6.27		2.67		1.35
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 4.45		$ 3.43		$ 2.75
Weighted-average exercise price options Vested and expected to vest	$ 4.44		$ 3.44		$ 2.58
Weighted-average exercise price options exercisable | $ / shares	$ 3.05		$ 2.45		$ 1.76
Weighted-average exercise price options non vested	$ 4.86		$ 3.71		$ 3.00					$ 1.89
Weighted-average grant date fair value options outstanding beginning balance	2.39		2.24		2.17
Weighted-average grant date fair value options granted	2.70		3.00		3.27
Weighted-average grant date fair value options exercised	1.92		1.95
Weighted-average grant date fair value options forfeited	3.01		2.33		1.85
Weighted-average grant date fair value options outstanding ending balance	2.68		2.39		2.24
Weighted-average grant date fair value options vested and expected to vest	2.68		2.38		2.38
Weighted-average grant date fair value options exercisable	2.74		2.04		1.75
Weighted-average grant date fair value options non vested	$ 2.66		$ 2.50		$ 2.47					$ 2.17
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares	65,100	65,100	75,100	75,100	85,335	85,335
Exercised | shares	(18,060)	(18,060)	(10,000)	(10,000)	(10,235)	(10,235)
Number of options outstanding ending balance | shares	47,040	47,040	65,100	65,100	75,100	75,100
Number of options Vested and expected to vest | shares	46,635		63,626		63,462		46,635	63,626	63,462
Number of options exercisable | shares	38,937		35,605		24,212		38,937	35,605	24,212
Number of options non vested | shares	8,103		29,495		50,888		8,103	29,495	50,888
Weighted-average exercise price options outstanding beginning balance | $ / shares		$ 223.40		$ 216.94		$ 208.93
Weighted-average grant date fair value options exercised | $ / shares		215.84		174.86		150.16
Weighted-average exercise price options outstanding ending balance | $ / shares		$ 226.30		$ 223.40		$ 216.94
Weighted-average exercise price options Vested and expected to vest							$ 225.90	$ 223.28	$ 214.53
Weighted-average exercise price options exercisable | $ / shares							$ 216.72	$ 219.24	$ 207.49
Weighted-average exercise price options non vested							$ 272.36	$ 228.43	$ 221.43
Weighted-average grant date fair value options outstanding beginning balance		$ 68.50		$ 66.76		$ 64.43
Weighted-average grant date fair value options exercised		66.46		55.42		47.30
Weighted-average grant date fair value options outstanding ending balance		$ 69.29		$ 68.50		$ 66.76
Weighted-average grant date fair value options vested and expected to vest							69.18	68.47	66.11
Weighted-average grant date fair value options exercisable							66.70	67.38	64.21
Weighted-average grant date fair value options non vested							$ 81.70	$ 69.86	$ 67.97